Fair Value Disclosures (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures (Details) [Line Items]
Fair value hierarchy
Debt outstanding
Marketable securities
Level 1 | Fair Value Measurements, Recurring | Money Market Funds
Fair Value Disclosures (Details) [Line Items]
Cash equivalents	$ 42.4	$ 35.9	$ 37.4